FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE
        Report for the Calendar Year or Quarter Ended: March 31, 2007
                 Check here if Amendment |_|; Amendment Number:
                        This Amendment (Check only one):
                              |_| is a restatement
                              |_| adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       Stark Onshore Management, LLC
Address:    3600 South Lake Drive
            St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Daniel J. McNally
Title:      General Counsel
Phone:      (414) 294-7000

Signature, Place and Date of Signing:

 /s/ Daniel J. McNally         St. Francis, Wisconsin            May 14, 2007
-----------------------       ------------------------        ------------------
      (Signature)                  (City, State)                    (Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        2

Form 13F Information Table Value Total:        $3,344 (thousands)

Information for which the institutional manager filing this report is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:               None

                                General Holdings

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                                                                       Form 13F
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     Column 1                          Column 2   Column 3 Column 4       Column 5       Column 6    Column 7          Column 8
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     Name of                           Title of     CUSIP    Value  Shrs or   SH/  Put/ Investment    Other       Voting Authority
      Issuer                             Class             (X$1000) Prn Amt   PRN  Call Discretion  Managers
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                                                                                                               Sole     Shared  None
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Portland General Electric              Common    736508847       $0        17    SH         Sole                    17
TIME WARNER CABLE CL A                 Common    88732J108   $3,344    89,234    SH         Sole                89,234